Condensed Statements of Changes in Shareholders’ Equity - ILS (₪) ₪ in Thousands	Share capital and premium		Capital reserve in respect of share-based payment	Accumulated deficit	Total
Balance at Dec. 31, 2020	₪ 80,440		₪ 5,077	₪ (50,323)	₪ 35,194
Share-based payment to employees			1,116		1,116
Share-based payment to service provider			1,456		1,456
Exercise of non-registered rights into ordinary shares		[1]				[1]
Comprehensive loss				(13,301)	(13,301)
Balance at Jun. 30, 2021	80,440		7,649	(63,624)	24,465
Balance at Dec. 31, 2020	80,440		5,077	(50,323)	35,194
Share-based payment to employees			1,892		1,892
Share-based payment to service provider			1,456		1,456
Exercise of non-registered rights into ordinary shares		[1]				[1]
Comprehensive loss				(26,490)	(26,490)
Balance at Dec. 31, 2021	80,440		8,425	(76,813)	12,052
Share-based payment to employees			545		545
Share-based payment to service provider			1,056		1,056
Partial exercise of over-allotment option into warrants			(158)		(158)
Net proceed allocated to ADS and ADS to be issued through initial public offering	32,268				32,268
Comprehensive loss				(11,900)	(11,900)
Balance at Jun. 30, 2022	₪ 112,708		₪ 9,868	₪ (88,713)	₪ 33,863

[1]	Represents an amount lower than NIS 1.